Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Long-term Debt [Text Block]
Long-term Debt
The following tables present the composition of our long-term debt portfolio.

December 31, ($ in millions)	Amount	Interest rate	Weighted average interest rate (a)	Due date range
2012
Senior debt
Fixed rate (b)	$28,336
Variable rate	2,345
Total senior debt (c)	30,681	0.38 - 10.29%	6.69%	2013 - 2049
Subordinated debt
Fixed rate	251
Variable rate (d)	13,451
Total subordinated debt (e)	13,702	0.65 - 8.00%	0.92%	2013 - 2018
VIE secured debt
Fixed rate	19,077
Variable rate	7,384
Total VIE secured debt	26,461	0.25 - 8.30%	1.36%	2013 - 2017
Trust preferred securities
Fixed rate	2,623	8.13%	8.13%	2040
Fair value adjustment (f)	1,094
Total long-term debt (g)	$74,561
2011
Senior debt
Fixed rate (b)	$39,657
Variable rate	3,393
Total senior debt (c)	43,050	0.00 - 16.68%	6.15%	2012 - 2049
Subordinated debt
Fixed rate	4,675
Variable rate (d)	8,246
Total subordinated debt (e)	12,921	0.76 - 17.05%	4.62%	2012 - 2031
VIE secured debt
Fixed rate	16,538
Variable rate	16,605
Total VIE secured debt	33,143	0.32 - 8.30%	1.96%	2012 - 2040
Trust preferred securities
Fixed rate	2,622	8.13%	8.13%	2040
Fair value adjustment (f)	1,149
Total long-term debt (g)	$92,885

(a)	Based on the debt outstanding and the interest rate at December 31 of each year.

(b)	Includes $0.0 billion at December 31, 2012 and $7.4 billion at December 31, 2011, guaranteed by the Federal Deposit Insurance Corporation (FDIC) under the Temporary Liquidity Guarantee Program.

(c)	Includes secured long-term debt of $0.0 billion at December 31, 2012 and $4.0 billion at December 31, 2011.

(d)	Includes $13.5 billion and $8.2 billion of debt outstanding from the Automotive secured revolving credit facilities at December 31, 2012 and 2011, respectively.

(e)	Includes secured long-term debt of $13.5 billion and $12.7 billion at December 31, 2012 and 2011, respectively.

(f)	Amount represents the hedge accounting adjustment of fixed-rate debt.

(g)	Includes fair value option-elected secured long-term debt of $0 million and $830 million at December 31, 2012 and 2011, respectively. Refer to Note 25 for additional information.

	2012			2011
December 31, ($ in millions)	Unsecured	Secured	Total	Unsecured	Secured	Total
Long-term debt
Due within one year	$1,070	$11,503	$12,573	$11,664	$14,521	$26,185
Due after one year	31,486	29,408	60,894	30,272	35,279	65,551
Fair value adjustment	1,094	—	1,094	1,149	—	1,149
Total long-term debt	$33,650	$40,911	$74,561	$43,085	$49,800	$92,885
The following table presents the scheduled remaining maturity of long-term debt, assuming no early redemptions will occur. The actual payment of secured debt may vary based on the payment activity of the related pledged assets.

Year ended December 31, ($ in millions)	2013	2014	2015	2016	2017	2018 and thereafter	Fair value adjustment	Total
Unsecured
Long-term debt	$1,331	$5,603	$5,115	$1,971	$3,671	$16,705	$1,094	$35,490
Original issue discount	(261)	(188)	(56)	(63)	(75)	(1,197)	—	(1,840)
Total unsecured	1,070	5,415	5,059	1,908	3,596	15,508	1,094	33,650
Secured
Long-term debt	11,503	13,596	8,567	3,123	3,032	1,090	—	40,911
Total long-term debt	$12,573	$19,011	$13,626	$5,031	$6,628	$16,598	$1,094	$74,561

To achieve the desired balance between fixed- and variable-rate debt, we utilize interest rate swap agreements. The use of these derivative financial instruments had the effect of synthetically converting $10.2 billion of our fixed-rate debt into variable-rate obligations and $14.5 billion of our variable-rate debt into fixed-rate obligations at December 31, 2012.
The following summarizes assets restricted as collateral for the payment of the related debt obligation primarily arising from securitization transactions accounted for as secured borrowings and repurchase agreements.

	2012		2011
December 31, ($ in millions)	Total	Ally Bank (a)	Total	Ally Bank (a)
Trading assets	$—	$—	$27	$—
Investment securities	1,911	1,911	780	780
Loans held-for-sale	—	—	805	—
Mortgage assets held-for-investment and lending receivables	9,866	9,866	12,197	11,188
Consumer automobile finance receivables	29,557	14,833	33,888	17,320
Commercial automobile finance receivables	19,606	19,606	20,355	14,881
Investment in operating leases, net	6,058	1,691	4,555	431
Mortgage servicing rights	—	—	1,920	1,286
Other assets	999	272	3,973	1,816
Total assets restricted as collateral (b)	$67,997	$48,179	$78,500	$47,702
Secured debt (c)	$45,111	$29,162	$52,965	$25,533

(a)	Ally Bank is a component of the total column.

(b)
Ally Bank has an advance agreement with the Federal Home Loan Bank of Pittsburgh (FHLB) and had assets pledged to secure borrowings that were restricted as collateral to the FHLB totaling $12.6 billion and $10.9 billion at December 31, 2012, and 2011, respectively. These assets were composed primarily of consumer and commercial mortgage finance receivables and loans, net. Ally Bank has access to the Federal Reserve Bank Discount Window. Ally Bank had assets pledged and restricted as collateral to the Federal Reserve Bank totaling $1.9 billion and $4.3 billion at December 31, 2012, and 2011, respectively. These assets were composed of consumer mortgage finance receivables and loans, net; consumer automobile finance receivables and loans, net; and investment securities. Availability under these programs is only for the operations of Ally Bank and cannot be used to fund the operations or liabilities of Ally or its subsidiaries.

(c)	Includes $4.2 billion and $3.2 billion of short-term borrowings at December 31, 2012, and 2011, respectively.
Trust Preferred Securities
On December 30, 2009, we entered into a Securities Purchase and Exchange Agreement with U.S. Department of Treasury (Treasury) and GMAC Capital Trust I, a Delaware statutory trust (the Trust), which is a finance subsidiary that is wholly owned by Ally. As part of the agreement, the Trust sold to Treasury 2,540,000 trust preferred securities (TRUPS) issued by the Trust with an aggregate liquidation preference of $2.5 billion. Additionally, we issued and sold to Treasury a ten-year warrant to purchase up to 127,000 additional TRUPS with an aggregate liquidation preference of $127 million, at an initial exercise price of $0.01 per security, which Treasury immediately exercised in full.
On March 1, 2011, the Declaration of Trust and certain other documents related to the TRUPS were amended and all the outstanding TRUPS held by Treasury were designated 8.125% Fixed Rate / Floating Rate Trust Preferred Securities, Series (Series 2 TRUPS). On March 7, 2011, Treasury sold 100% of the Series 2 TRUPS in an offering registered with the SEC. Ally did not receive any proceeds from the sale.
Each Series 2 TRUPS security has a liquidation amount of $25. Distributions are cumulative and are payable until redemption at the applicable coupon rate. Distributions are payable at an annual rate of 8.125% payable quarterly in arrears, beginning August 15, 2011, to but excluding February 15, 2016. From and including February 15, 2016, to but excluding February 15, 2040, distributions will be payable at an annual rate equal to three-month London interbank offer rate plus 5.785% payable quarterly in arrears, beginning May 15, 2016. Ally has the right to defer payments of interest for a period not exceeding 20 consecutive quarters. The Series 2 TRUPS have no stated maturity date, but must be redeemed upon the redemption or maturity of the related debentures (Debentures), which mature on February 15, 2040. The Series 2 TRUPS are generally nonvoting, other than with respect to certain limited matters. During any period in which any Series 2 TRUPS remain outstanding but in which distributions on the Series 2 TRUPS have not been fully paid, none of Ally or its subsidiaries will be permitted to (i) declare or pay dividends on, make any distributions with respect to, or redeem, purchase, acquire or otherwise make a liquidation payment with respect to, any of Ally’s capital stock or make any guarantee payment with respect thereto; or (ii) make any payments of principal, interest, or premium on, or repay, repurchase or redeem, any debt securities or guarantees that rank on a parity with or junior in interest to the Debentures with certain specified exceptions in each case.
Covenants and Other Requirements
In secured funding transactions, there are trigger events that could cause the debt to be prepaid at an accelerated rate or could cause our usage of the credit facility to be discontinued. The triggers are generally based on the financial health and performance of the servicer as well as performance criteria for the pool of receivables, such as delinquency ratios, loss ratios, commercial payment rates. During 2012, there were no trigger events that resulted in the repayment of debt at an accelerated rate or impacted the usage of our credit facilities.
When we issue debt securities in private offerings, we may be subject to registration rights agreements. Under these agreements, we generally agree to use reasonable efforts to cause the consummation of a registered exchange offer or to file a shelf registration statement within a prescribed period. In the event that we fail to meet these obligations, we may be required to pay additional penalty interest with respect to the covered debt during the period in which we fail to meet our contractual obligations.
Funding Facilities
We utilize both committed and uncommitted credit facilities. The financial institutions providing the uncommitted facilities are not contractually obligated to advance funds under them. The amounts outstanding under our various funding facilities are included on our Consolidated Balance Sheet.
As of December 31, 2012, Ally Bank had exclusive access to $8.5 billion of funding capacity from committed credit facilities. Ally Bank also has access to a $4.1 billion committed facility that is shared with the parent company. Funding programs supported by the Federal Reserve and the FHLB, together with repurchase agreements, complement Ally Bank’s private committed facilities.
The total capacity in our committed funding facilities is provided by banks and other financial institutions through private transactions. The committed secured funding facilities can be revolving in nature and allow for additional funding during the commitment period, or they can be amortizing and do not allow for any further funding after the closing date. At December 31, 2012, $34.3 billion of our $43.0 billion of committed capacity was revolving. Our revolving facilities generally have an original tenor ranging from 364 days to two years. As of December 31, 2012, we had $13.9 billion of committed funding capacity from revolving facilities with a remaining tenor greater than 364 days.
Committed Funding Facilities

	Outstanding		Unused capacity (a)		Total capacity
December 31, ($ in billions)	2012	2011	2012	2011	2012	2011
Bank funding
Secured - U.S.	$3.8	$5.8	$4.7	$3.7	$8.5	$9.5
Nonbank funding
Unsecured
Automotive Finance — U.S.	—	—	—	0.5	—	0.5
Automotive Finance — International	0.1	0.3	—	—	0.1	0.3
Secured
Automotive Finance — U.S. (b) (c)	12.9	4.2	5.4	10.2	18.3	14.4
Automotive Finance — International (b)	9.6	10.1	2.4	3.0	12.0	13.1
Mortgage operations	—	0.7	—	0.5	—	1.2
Total nonbank funding	22.6	15.3	7.8	14.2	30.4	29.5
Shared capacity (d)
U.S.	1.0	1.5	3.0	2.5	4.0	4.0
International	0.1	0.1	—	—	0.1	0.1
Total committed facilities	$27.5	$22.7	$15.5	$20.4	$43.0	$43.1

(a)
Funding from committed secured facilities is available on request in the event excess collateral resides in certain facilities or is available to the extent incremental collateral is available and contributed to the facilities.

(b)
Total unused capacity includes $2.2 billion as of December 31, 2012, and $4.9 billion as of December 31, 2011, from certain committed funding arrangements that are generally reliant upon the origination of future automotive receivables and that are available in 2013.

(c)	Includes the secured facilities of our Commercial Finance Group.

(d)	Funding is generally available for assets originated by Ally Bank or the parent company, Ally Financial Inc.
Uncommitted Funding Facilities

	Outstanding		Unused capacity		Total capacity
December 31, ($ in billions)	2012	2011	2012	2011	2012	2011
Bank funding
Secured — U.S.
Federal Reserve funding programs	$—	$—	$1.8	$3.2	$1.8	$3.2
FHLB advances	4.8	5.4	0.4	—	5.2	5.4
Total bank funding	4.8	5.4	2.2	3.2	7.0	8.6
Nonbank funding
Unsecured
Automotive Finance — International	2.1	1.9	0.4	0.5	2.5	2.4
Secured
Automotive Finance — International	0.1	0.1	0.1	0.1	0.2	0.2
Mortgage operations	—	—	—	0.1	—	0.1
Total nonbank funding	2.2	2.0	0.5	0.7	2.7	2.7
Total uncommitted facilities	$7.0	$7.4	$2.7	$3.9	$9.7	$11.3